Going Concern (Details Narrative) - Prairie Operating Co LLC [Member] - USD ($)		3 Months Ended
	May 03, 2023	Mar. 31, 2023
Net loss		$ 64,392
Cash		79,762
Working capital deficit		2,418,970
Accumulated deficit		$ 445,912
Proceeds from the issuance of preferred stock	$ 17,300,000